TANGIBLE ASSETS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ 7,235,441	$ 9,100,553	$ 8,973,952
Property, plant and equipment for own-use and given in operating lease, net	4,812,254	6,192,236
Right-of-use assets	1,329,594	1,900,396
Banco de Bogota S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	68,530
Disposals, investment property	10,500
Banco AV Villas S A
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	36,319
Disposals, investment property	11,510
Banco Popular S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment	11,303
Disposals, investment property	6,398
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets				$ 1,899,743
Property, plant and equipment for own-use and given in operating lease, net				1,361,821
Right-of-use assets				$ 537,922
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization of intangible	192	5,536	137
Borrowing costs capitalized	1,921	616	$ 295
Decommissioning cost	$ 666	$ 1,189
Capitalized interest rate	10.10%	5.14%	5.81%
Tangible assets	$ 4,730,242	$ 6,154,168	$ 5,998,291
Purchases or capitalized expenses	14,532
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets received in total or partial settlement of payment obligations of debtors	64,429	75,788	35,874
Tangible assets	880,963	852,935	808,556
Investment property [member] | Corficolombiana S.A
Disclosure of detailed information about property, plant and equipment [line items]
Purchases or capitalized expenses	5,652
Investment property [member] | Banco de Occidente S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Purchases or capitalized expenses		493
Biological assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	212,630	154,986	122,675
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	10,746,735	14,281,283	13,387,450		$ 12,789,025
Purchases or capitalized expenses	840,715	681,039	695,054
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	7,456,503	10,385,357	9,718,210		9,223,355
Purchases or capitalized expenses	477,795	368,570	412,916
Gross carrying amount [member] | Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	880,963	852,935	808,556		928,566
Purchases or capitalized expenses	70,081	77,157	37,533
Gross carrying amount [member] | Biological assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	212,630	154,986	122,675		104,857
Purchases or capitalized expenses	28,368	27,213	21,285
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	(5,747)	(5,736)	(4,986)		(4,849)
Accumulated impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Tangible assets	$ (5,372)	$ (5,580)	$ (4,902)		$ (4,816)